2001

                                  Annual Report

                                April 30, 2001

                               National Investors

                           Cash Management Fund, Inc.



                                     [LOGO]

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

                                             NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                               BOARD OF DIRECTORS AND EXECUTIVE OFFICERS

       DIRECTORS                                                                          EXECUTIVE OFFICERS
       Richard W. Dalrymple                      James F. Rittinger                       George A. Rio*
       President of                              Partner                                  President, Treasurer
       Teamwork Mgmt., Inc.                      Satterlee Stephens                       and Chief Financial Officer
                                                 Burke & Burke LLP

       Carolyn B. Lewis
       President of                              Theodore Rosen
       The CBL Group                             Managing Director of                     Christopher J. Kelley*
                                                 Burnham Securities, Inc.                 Vice President and Secretary
       Anthony J. Pace                           and Chairman of
       President/CEO of                          the Board of
       A. J. Pace &Co. Inc.                      Marathon Capital

       *Affiliated person of the Distributor

                                                 TD WATERHOUSE ASSET MANAGEMENT, INC.
                                               BOARD OF DIRECTORS AND EXECUTIVE OFFICERS

       DIRECTORS

       Lawrence M. Waterhouse, Jr.               Frank J. Petrilli                        Richard H. Neiman
       Chairman                                  Chairman, President and                  Executive Vice President,
       TD Waterhouse Holdings, Inc.               Chief Executive Officer                 General Counsel and Secretary


       SENIOR OFFICERS

       David A. Hartman                          B. Kevin Sterns                          Michele R. Teichner
       Senior Vice President                     Executive Vice President                 Senior Vice President
       Chief Investment Officer                  Chief Financial Officer & Treasurer      Compliance, Operations
                                                                                          & Administration

                                                           SERVICE PROVIDERS

                  INVESTMENT MANAGER                         TRANSFER AGENT                     INDEPENDENT AUDITORS
          TD Waterhouse Asset Management, Inc.      National Investor Services Corp.             Ernst & Young LLP
                    100 Wall Street                          55 Water Street                     787 Seventh Avenue
                  New York, NY 10005                       New York, NY 10041                    New York, NY 10019

                    ADMINISTRATOR &                             CUSTODIAN                           LEGAL COUNSEL
                 SHAREHOLDER SERVICING                    The Bank of New York                   Shearman & Sterling
         TD Waterhouse Investor Services, Inc.              100 Church Street                   599 Lexington Avenue
                    100 Wall Street                        New York, NY 10286                    New York, NY 10022
                  New York, NY 10005
              Customer Service Department                      DISTRIBUTOR                  INDEPENDENT DIRECTORS COUNSEL
                    1-800-934-4448                       Funds Distributor, Inc.               Willkie Farr & Gallagher
                                                             60 State Street                    153 East 53rd Street
                                                            Boston, MA 02109                     New York, NY 10022

I am pleased to provide you with the National Investors Cash Management Fund, Inc. (the "Fund") annual report for the fiscal year ended April 30, 2001.

During the year, each of the Money Market, U.S. Government and Municipal Portfolios attempted to provide maximum current income from high quality money market securities while maintaining a conservative investment portfolio to ensure safety of principal. By April 30, 2001, assets in the three Portfolios totaled approximately $1.3 billion.

PORTFOLIO RESULTS*
For the year ended April 30, 2001, the three money market Portfolios had the following annualized returns.**

     o The Money Market Portfolio had a seven-day yield of 4.30% at April 30, 2001, a seven-day effective yield of 4.39% at April 30, 2001 and an average annual return of 5.81%.

     o The U. S. Government Portfolio had a seven-day yield of 4.27% at April 30, 2001, a seven-day effective yield of 4.36% at April 30, 2001 and an average annual return of 5.67%.

     o The Municipal Portfolio had a seven-day yield of 3.35% at April 30, 2001, a tax equivalent seven-day yield of 5.23% at April 30, 2001(1), a seven-day effective yield of 3.41% at April 30, 2001, a tax equivalent seven-day effective yield of 5.33% at April 30, 2001(1), an average annual return of 3.42% and a tax equivalent average annual return of 5.34%(1).

COMMENTARY

Over the six months since our last report, we have seen signs that economic growth is slowing. Some forecasts even call for a possible recession. Unemployment has touched 4.5% and is expected to climb above 5.0%. Earnings disappointments have become the norm. And consumer confidence is on the decline, albeit from historically high levels.

The slowdown has led the Federal Reserve Open Market Committee (the "Fed") to cut the Fed Funds target rate five times, totaling 2.50 percentage points, so far this year. Hindsight being 20/20, it is apparent that the Fed overshot the mark in its attempt to cool the economy by raising interest rates in 2000 and is now aggressively reducing them in 2001 in an effort to restore economic stability.

Washington D.C. passed a tax bill which should impact the economy in the fourth quarter with tax refunds and rate reductions exceeding 40 billion dollars. Together, reduced interest rates, tax refunds and tax rate level reductions are likely to rejuvenate financial markets and the economy in the near term. Nevertheless, we believe it will take some time before inflation, and its impact on interest rates, will become of concern and expect this low interest rate environment to remain through the year 2001.

In anticipation of a deceleration in growth, we extended the weighted average maturity of the portfolios during the last six months, to seek a relatively higher comparative yield to the general money market industry. Typically, these maturity extensions are temporary. We intend to discontinue this maturity lengthening and to revert to a more neutral maturity structure, as we expect volatility to subside and stability to return to financial markets. Our goal of maximizing shareholders' returns, while maintaining a conservative investment strategy, remains. In short, liquidity and safety of principal will continue to be our overall guidelines for these Portfolios.

We look forward to continuing to meet your expanding investment needs in the years to come.

Sincerely,


/s/ Frank J. Petrilli
Frank J. Petrilli
Chairman

National Investors Service Corp.

June 12, 2001

*An investment in a money market portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Portfolios seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Portfolios.

**These returns are based on a constant investment throughout the period, include reinvestment of dividends and reflect a net return to the shareholder after all expenses, inclusive of fee waivers. For the fiscal year ended April 30, 2001, the Investment Manager and its affiliates waived a portion of their fees for the Money Market, U.S. Government, and Municipal Portfolios. Without these fee waivers in effect, the seven day yield at April 30, 2001, seven-day effective yield at April 30, 2001 and average annual returns would have been 4.09%, 4.18%, and 5.60% for the Money Market Portfolio, 4.08%, 4.17%, and 5.48% for the U.S. Government Portfolio and 2.84%, 2.90%, and 2.91%, for the Municipal Portfolio. The tax equivalent seven-day yield at April 30, 2001, tax equivalent seven-day effective yield at April 30, 2001 and tax equivalent average annual return for the Municipal Portfolio would have been 4.44%, 4.53%, and 4.55%, respectively(1). The seven-day yield more closely reflects the current earnings of a Portfolios than the average annual return. Yield will fluctuate. Past performance is not a guarantee of future results.

(1) Taxable equivalent return and yield at 36% marginal federal income tax rate.

                                                                               3

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                                TABLE OF CONTENTS

Statements of Assets and Liabilities .........................................5

Statements of Operations .....................................................6

Statements of Changes in Net Assets ..........................................7

Financial Highlights .........................................................8

Notes to Financial Statements ...............................................11

Money Market Portfolio

   Schedule of Investments ..................................................14

U.S. Government Portfolio
   Schedule of Investments ..................................................17

Municipal Portfolio
   Schedule of Investments ..................................................19


Notes to Schedules of Investments ...........................................22

Report of Independent Auditors ..............................................23

4

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                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                      STATEMENTS OF ASSETS AND LIABILITIES

                                 April 30, 2001

                                                              Money                 U.S.
                                                             Market              Government             Municipal
                                                            Portfolio             Portfolio             Portfolio
                                                      ------------------     ------------------     -----------------
ASSETS

  Investments in securities, at value (including
    repurchase agreements of $8,241,000,
    $31,444,000, and $0, respectively) (Note 2)       $      652,092,474     $      594,964,988     $      32,486,455
  Cash                                                           179,126                324,443               148,281
  Interest receivable                                          3,775,607              2,760,892               200,245
                                                      ------------------     ------------------     -----------------
           TOTAL ASSETS                                      656,047,207            598,050,323            32,834,981


LIABILITIES

  Dividends payable to shareholders                               78,933                 64,469                 2,993
  Payable for securities purchased                                    --             36,820,318                    --
  Payable to Investment Manager and its

    affiliates (Note 3)                                          371,108                341,865                10,832
  Accrued expenses and other liabilities                         168,104                102,435                40,574
                                                      ------------------     ------------------     -----------------
           TOTAL LIABILITIES                                     618,145             37,329,087                54,399
                                                      ------------------     ------------------     -----------------


NET ASSETS                                            $     655,429,062      $     560,721,236      $     32,780,582
                                                      ==================     ==================     =================


  Net assets consist of:
  Paid-in capital                                     $      655,433,995     $      560,742,363     $      32,780,933
  Accumulated net realized losses from security
    transactions                                                  (4,933)               (21,127)                 (351)
                                                      ------------------     ------------------     -----------------
  Net assets, at value                                $      655,429,062     $      560,721,236     $      32,780,582
                                                      ==================     ==================     =================

Shares outstanding ($.0001 par value
  common stock, 60 billion, 20
  billion, and 20 billion

  shares authorized, respectively)                           655,433,995            560,742,363            32,780,933
                                                      ==================     ==================     =================

Net asset value, redemption price and offering
  price per share (Note 2)                            $             1.00     $             1.00     $            1.00
                                                      ==================     ==================     =================


             Please see accompanying notes to financial statements.

                                                                               5

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
                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                            STATEMENTS OF OPERATIONS

                        For the Year Ended April 30, 2001

                                                            Money                 U.S.
                                                           Market              Government             Municipal
                                                          Portfolio             Portfolio             Portfolio
                                                     ------------------     ------------------     -----------------
INVESTMENT INCOME


Interest income                                       $       42,877,936     $       36,841,979     $       1,420,204
                                                      ------------------     ------------------     -----------------


EXPENSES

Investment management fees (Note 3)                            2,338,759              2,047,529               120,944
Shareholder servicing fees (Note 3)                            1,670,545              1,462,523                86,389
Transfer agent fees (Note 3)                                   1,336,441              1,170,023                69,112
Administration fees (Note 3)                                     668,214                585,006                34,555
Shareholder reports and mailing                                   83,675                 62,226                 1,774
Registration fees                                                 81,722                 48,897                83,537
Professional fees                                                 62,084                 56,323                 9,045
Custody fees (Note 2)                                             88,338                 57,725                 2,920
Directors' fees                                                   15,779                 15,779                15,779
Other expenses                                                   104,695                  1,458                 8,671
                                                      ------------------     ------------------     -----------------
  TOTAL EXPENSES                                               6,450,252              5,507,489               432,726

Fees waived/expenses reimbursed by the
  Investment Manager and its affiliates (Note 3)              (1,438,627)            (1,119,924)             (177,015)
                                                      ------------------     ------------------     -----------------
  NET EXPENSES                                                 5,011,625              4,387,565               255,711
                                                      ------------------     ------------------     -----------------

  NET INVESTMENT INCOME                                       37,866,311             32,454,414             1,164,493
                                                      ------------------     ------------------     -----------------

NET REALIZED GAIN (LOSS) FROM
  SECURITY TRANSACTIONS                                            1,211                (19,408)                  (22)
                                                      ------------------     ------------------     -----------------

NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                          $       37,867,522     $       32,435,006     $       1,164,471
                                                      ==================     ==================     =================







            Please see accompanying notes to financial statements.
6

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                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                       STATEMENTS OF CHANGES IN NET ASSETS

                                                   Money                             U.S.
                                                  Market                          Government                       Municipal
                                                 Portfolio                         Portfolio                       Portfolio

                                           Year             Year            Year             Year           Year           Year
                                           Ended            Ended           Ended            Ended          Ended          Ended
                                         April 30,        April 30,       April 30,        April 30,      April 30,      April 30,
                                           2001             2000            2001             2000           2001           2000
                                     ---------------  --------------- ---------------  ---------------  ------------- -------------
OPERATIONS:

   Net investment income              $   37,866,311  $    38,819,325  $   32,454,414  $    31,968,545  $   1,164,493 $   1,205,909
   Net realized gain (loss)
       from security transactions              1,211           (8,275)        (19,408)          (1,719)           (22)         (329)
                                     ---------------  --------------- ---------------  ---------------  ------------- -------------

Net increase in net assets
   from operations                        37,867,522       38,811,050      32,435,006       31,966,826      1,164,471     1,205,580
                                     ---------------  --------------- ---------------  ---------------  ------------- -------------

DISTRIBUTIONS TO
SHAREHOLDERS:

   From net investment income            (37,866,311)     (38,819,325)    (32,454,414)     (31,968,545)    (1,164,493)   (1,205,909)
                                     ---------------  --------------- ---------------  ---------------  ------------- -------------

CAPITAL SHARE

TRANSACTIONS
($1.00 per share):
   Proceeds from shares sold           3,142,784,302    5,237,525,350   2,279,071,549    3,623,096,576    131,590,385   193,033,440
   Shares issued in reinvestment
      of dividends                        37,971,000       38,560,310      32,552,026       31,744,579      1,168,631     1,196,047
   Payments for shares redeemed       (3,296,844,631)  (5,225,521,690) (2,431,079,267)  (3,614,655,138)  (139,206,104) (195,666,476)
                                     ---------------  --------------- ---------------  ---------------  ------------- -------------

Net increase (decrease) in net assets
   from capital share transactions      (116,089,329)      50,563,970    (119,455,692)      40,186,017     (6,447,088)   (1,436,989)
                                     ---------------  --------------- ---------------  ---------------  ------------- -------------


TOTAL INCREASE (DECREASE) IN

NET ASSETS                              (116,088,118)      50,555,695    (119,475,100)      40,184,298     (6,447,110)   (1,437,318)



NET ASSETS:
   Beginning of year                     771,517,180      720,961,485     680,196,336      640,012,038     39,227,692    40,665,010
                                     ---------------  --------------- ---------------  ---------------  ------------- -------------
   End of year                        $  655,429,062  $   771,517,180  $  560,721,236  $   680,196,336  $  32,780,582 $  39,227,692
                                     ===============  =============== ===============  ===============  ============= =============


            Please see accompanying notes to financial statements.

                                                                               7

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                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                  Money Market Portfolio

                                                                     Year                  Year                  Period
                                                                     Ended                 Ended                  Ended
                                                                   April 30,             April 30,              April 30,
                                                                     2001                  2000                   1999*
                                                             ------------------     ------------------     -----------------
Per Share Operating Performance

     Net asset value, beginning of period                    $           1.000      $          1.000      $          1.000
                                                             ------------------     ------------------     -----------------
     Net investment income                                               0.057                 0.049                 0.049
                                                             ------------------     ------------------     -----------------
     Distributions from net investment income                           (0.057)               (0.049)               (0.049)
                                                             ------------------     ------------------     -----------------
     Net asset value, end of period                          $            1.000     $          1.000       $         1.000
                                                             ==================     ==================     =================


Ratios

     Ratio of expenses to average net assets                              0.75%                  0.75%             0.75% (A)
     Ratio of net investment income to
       average net assets                                                 5.66%                  4.89%             4.26% (A)
     Decrease reflected in above expense
       ratio due to waivers/reimbursements
       by the Investment Manager and its
       affiliates (Note 3)                                                0.21%                  0.20%             0.38% (A)



Supplemental Data

     Total investment return (B)                                          5.81%                  5.00%             5.23% (A)

     Net assets, end of period                               $      655,429,062     $      771,517,180     $     720,961,485
                                                             ------------------     ------------------     -----------------

     Average net assets                                      $      669,456,012     $      793,427,494     $     128,275,220
                                                             ------------------     ------------------     -----------------



* The Fund commenced operations on May 20, 1998.

(A)  Annualized.

(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

            Please see accompanying notes to financial statements.

8

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                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                        FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                 U.S. Government Portfolio

                                                                     Year                  Year                  Period
                                                                     Ended                 Ended                  Ended
                                                                   April 30,             April 30,              April 30,
                                                                     2001                  2000                   1999*
                                                             ------------------     ------------------     -----------------
Per Share Operating Performance

     Net asset value, beginning of period                    $           1.000      $           1.000      $          1.000
                                                             ------------------     ------------------     -----------------
     Net investment income                                               0.055                  0.048                 0.014
                                                             ------------------     ------------------     -----------------
     Distributions from net investment income                           (0.055)                (0.048)               (0.014)
                                                             ------------------     ------------------     -----------------
     Net asset value, end of period                          $           1.000      $           1.000      $         1.000
                                                             ==================     ==================     =================


Ratios

     Ratio of expenses to average net assets                              0.75%                  0.75%             0.75% (A)
     Ratio of net investment income to
       average net assets                                                 5.54%                  4.77%             4.10% (A)
     Decrease reflected in above expense
       ratio due to waivers/reimbursements
       by the Investment Manager and its
       affiliates (Note 3)                                                0.19%                  0.20%             0.37% (A)



Supplemental Data

     Total investment return (B)                                          5.67%                  4.88%             1.47% (A)

     Net assets, end of period                               $      560,721,236     $      680,196,336     $     640,012,038
                                                             ------------------     ------------------     -----------------
     Average net assets                                      $      586,109,217     $      669,931,306     $     117,827,697
                                                             ------------------     ------------------     -----------------



* The Fund commenced operations on May 20, 1998.

(A)  Annualized.

(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.


            Please see accompanying notes to financial statements.

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                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

                        FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                    Municipal Portfolio

                                                                     Year                  Year                  Period
                                                                     Ended                 Ended                  Ended
                                                                   April 30,             April 30,              April 30,
                                                                     2001                  2000                   1999*
                                                             ------------------     ------------------     -----------------
Per Share Operating Performance

     Net asset value, beginning of period                    $           1.000     $            1.000      $          1.000
                                                             ------------------     ------------------     -----------------
     Net investment income                                               0.034                  0.028                 0.010
                                                             ------------------     ------------------     -----------------
     Distributions from net investment income                          (0.034)                (0.028)                (0.010)
                                                             ------------------     ------------------     -----------------
     Net asset value, end of period                          $           1.000      $           1.000      $          1.000
                                                             ==================     ==================     =================


Ratios

     Ratio of expenses to average net assets                              0.74%                  0.74%             0.74% (A)
     Ratio of net investment income to
       average net assets                                                 3.36%                  2.82%             2.31% (A)
     Decrease reflected in above expense
       ratio due to waivers/reimbursements
       by the Investment Manager and its
       affiliates (Note 3)                                                0.51%                  0.39%             0.86% (A)



Supplemental Data

     Total investment return (B)                                          3.42%                  2.87%             1.07% (A)

     Net assets, end of period                               $       32,780,582     $       39,227,692     $      40,665,010
                                                             ------------------     ------------------     -----------------

     Average net assets                                      $       34,617,998     $       42,806,126     $       7,448,507
                                                             ------------------     ------------------     -----------------



* The Fund commenced operations on May 20, 1998.

(A)  Annualized.

(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

            Please see accompanying notes to financial statements.

                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS

                                 APRIL 30, 2001

NOTE 1 -- ORGANIZATION

National Investors Cash Management Fund, Inc. (the "Fund") was organized as a Maryland corporation on August 19, 1996. The Fund is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"). Shares of the Fund are registered under the Securities Act of 1933, as amended. The Fund currently has three diversified investment portfolios (each a "Portfolio" and collectively the "Portfolios"), to which these financial statements relate. The investment objective of each of the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors tax-exempt income on a Federal level by investing primarily in municipal securities and may be subject to Alternative Minimum Tax.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Computation of Net Asset Value -- It is each Portfolio's policy to maintain a continuous net asset value of $1.00 per share. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Securities Valuation -- Each Portfolio's securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. At April 30, 2001, the cost of investments of each Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements -- The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles. Under the terms of the custody agreement, each Portfolio receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

Distributions to Shareholders -- Dividends arising from net investment income are declared daily and paid monthly. With respect to each Portfolio, net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS

                                 APRIL 30, 2001

                                   (CONTINUED)

Securities Transactions -- Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

Expenses -- Expenses directly attributable to each Portfolio are charged to that Portfolio's operations. Expenses that are applicable to all Portfolios are allocated on a pro rata basis.

Use of Estimates -- The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

Federal Income Taxes -- It is each Portfolio's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gain (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of April 30, 2001, for Federal income tax purposes the following Portfolios have capital loss carryforwards available to offset future capital gains, if any:

                                                   AMOUNT         EXPIRES

                                                  --------       --------

      Money Market Portfolio                       $3,806          2008
                                                   $3,258          2009
      U.S. Government Portfolio                    $1,719          2008
      Municipal Portfolio                            $329          2008
                                                      $22          2009


NOTE 3 -- INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES OF THE INVESTMENT MANAGER

Under the terms of an Investment Management Agreement with TD Waterhouse Asset Management, Inc. (the "Investment Manager"), a majority-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to .35 of 1% of the first $1 billion of average daily net assets of each such Portfolio, .34 of 1% of the next $1 billion, and .33 of 1% of average daily net assets of each such Portfolio over $2 billion. The Investment Manager waived a portion of its fee payable by the Municipal Portfolio through September 1, 2000, so that the actual fee payable annually by such Portfolio during such period equaled .25 of 1% of its average daily net assets. For the year ended April 30, 2001, the Investment Manager voluntarily waived management fees of $559,452, $435,526 and $57,725 for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

TD Waterhouse Investor Services, Inc. ("TD Waterhouse"), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for the Fund. For the administrative services rendered to the Fund, each Portfolio pays TD Waterhouse a monthly fee at an annual rate of .10 of 1% of each Portfolio's average daily net assets. For the year ended April 30, 2001, TD Waterhouse voluntarily waived administration fees of $159,843, $124,436 and $21,710 for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

                          NOTES TO FINANCIAL STATEMENTS

                                 APRIL 30, 2001

                                   (CONTINUED)

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Fund. The shareholder service plan adopted by the Fund provides that each Portfolio pays TD Waterhouse a monthly fee at an annual rate of .25 of 1% of average daily net assets. For the year ended April 30, 2001, TD Waterhouse voluntarily waived shareholder services fees of $399,645, $311,090 and $54,161 for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency related services. For such services, each Portfolio pays the Transfer Agent a monthly fee at an annual rate of .20 of 1% of average daily net assets. For the year ended April 30, 2001, the Transfer Agent voluntarily waived $319,687, $248,872 and $43,419 of its transfer agent fees for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

Each Director who is not an "interested person" as defined in the Act, who serves on the Board of Directors/Trustees of one or more investment companies in the "Fund Complex" (which includes the Fund, TD Waterhouse Trust and TD Waterhouse Family of Funds, Inc.), receives, in the aggregate:

1.   a base annual retainer of $15,000, payable quarterly,

2. a supplemental annual retainer of $6,000, if serving on the Board of Directors/Trustees of two companies in the Fund Complex, and


3. an additional supplemental retainer of $2,500, if serving on the Board of Directors/Trustees of three companies in the Fund Complex, and

4.   a meeting fee of $3,000 for each meeting attended.

Compensation is allocated among the companies and the respective portfolios.

NOTE 4-- FEDERAL TAX INFORMATION (UNAUDITED)

In accordance with Federal tax requirements, the Municipal Portfolio designates substantially all the dividends paid from net invetment income during the year ended April 30, 2001 as "exempt-interest dividends." As required by Federal regulations, shareholders will receive notification of their portion of the Fund's taxable ordinary dividends and capital gains distributions paid (if any) for the 2001 calendar year early in 2002.



                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 2001

  PRINCIPAL                                                                                           ANNUALIZED
   AMOUNT                                                                                                YIELD (%)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                CORPORATE OBLIGATIONS

                ASSET-BACKED OBLIGATIONS--9.1%

$ 20,000,000    CXC, Inc., due 09/14/01 (Note E)                                                          4.71       $   19,652,444
   5,000,000    Liberty Lighthouse U.S. Capital Co., LLC, 5.04%, due 05/08/01 (Notes A, E)                5.05            4,999,836
  25,000,000    Liberty Lighthouse U.S. Capital Co., LLC, 5.02%, due 05/18/01 (Notes A, E)                5.04           24,999,341
  10,129,000    Long Lane Master Trust IV, Ser. 99-A, due 05/17/01
                (Counterparty: FleetBoston Financial Corp.) (Note E)                                      5.30           10,105,456

                                                                                                                     --------------
                                                                                                                         59,757,077
                                                                                                                     --------------

                BROKER/DEALER OBLIGATIONS--11.8%
   8,250,000    Bear Stearns Cos., Inc., 6.75%, due 05/01/01                                              6.30            8,250,000
  10,000,000    Bear Stearns Cos., Inc., 5.78%, due 05/01/01 (Note A)                                     5.58           10,007,507
  10,000,000    Bear Stearns Cos., Inc., 4.51%, due 05/31/01 (Note A)                                     4.50           10,000,979
  15,000,000    Lehman Brothers Holdings, Inc., due 07/18/01                                              4.72           14,848,875
   5,000,000    Merrill Lynch & Co., Inc., 5.48%, due 05/10/01 (Note A)                                   5.43            5,001,802
   3,000,000    Merrill Lynch & Co., Inc., 5.95%, due 05/29/01 (Note A)                                   5.38            3,009,510
   5,000,000    Merrill Lynch & Co., Inc., 5.16%, due 06/04/01 (Note A)                                   5.09            5,000,396
   3,000,000    Merrill Lynch & Co., Inc., 4.53%, due 07/23/01 (Note A)                                   4.45            3,002,882
   1,000,000    Merrill Lynch & Co., Inc., 8.00%, due 02/01/02                                            5.20            1,020,245
   7,500,000    Morgan Stanley, Dean Witter, Discover & Co., 5.21%, due 06/06/01 (Note A)                 5.11            7,507,255
   4,700,000    Morgan Stanley, Dean Witter, Discover & Co., 5.63%, due 04/12/02                          4.70            4,739,104
   5,000,000    Salomon Smith Barney Holdings, Inc., 4.85%, due 05/01/01 (Note A)                         4.73            5,001,037
                                                                                                                     --------------
                                                                                                                         77,389,592
                                                                                                                     --------------

                FINANCE & INSURANCE OBLIGATIONS--12.7%
  15,000,000    CIT Group Holdings, Inc., 5.03%, due 06/06/01 (Note A)                                    5.08           14,999,280
   5,000,000    CIT Group Holdings, Inc., 4.68%, due 07/16/01 (Note A)                                    4.96            4,997,168
   1,405,000    CIT Group Holdings, Inc., 5.50%, due 10/15/01                                             5.22            1,406,524
   7,500,000    General Electric Capital Corp., 7.00%, due 03/01/02                                       5.10            7,616,513
   3,875,000    General Electric Capital Corp., 6.76%, due 03/25/02                                       4.65            3,945,680
   1,200,000    GMAC, 7.13%, due 05/01/01                                                                 5.03            1,200,000
   7,200,000    GMAC, 5.60%, due 05/08/01 (Note A)                                                        5.40            7,203,896
   7,000,000    GMAC, 5.32%, due 06/18/01 (Note A)                                                        4.95            7,015,091
   3,000,000    GMAC, 6.88%, due 07/15/01                                                                 5.51            3,007,912
   1,875,000    GMAC, 6.40%, due 09/21/01                                                                 4.92            1,884,695
   5,000,000    Sigma Finance Inc., 4.60%, due 05/01/01 (Note A)                                          4.64            5,000,000
  10,000,000    Sigma Finance Inc., 5.01%, due 05/15/01 (Notes A, E)                                      5.01           10,000,000
   5,000,000    Sigma Finance Inc., 4.83%, due 06/01/01 (Notes A, E)                                      4.89            5,001,338
  10,000,000    Sigma Finance Inc., 4.47%, due 09/24/01 (Note E)                                          4.58            9,818,717
                                                                                                                     --------------
                                                                                                                         83,096,814
                                                                                                                     --------------

                FUNDING AGREEMENTS--5.3%
  35,000,000    Metropolitan Life Insurance Co., 4.95%, due 07/02/01 (Notes A, B)                         4.95           35,000,000
                                                                                                                     --------------

                INDUSTRIAL & OTHER OBLIGATIONS--4.7%
  15,000,000    AT&T Capital Corp., 4.78%, due 07/13/01 (Note A)                                          4.84           14,998,669
   3,000,000    AT&T Capital Corp., 7.11%, due 09/13/01 (GTY: CIT Group Holdings, Inc.) (Note E)          5.05            3,020,696
   3,000,000    National Rural Utilities Cooperative Fin. Corp., 6.30%, due 11/19/01                      4.60            3,026,092
  10,000,000    National Rural Utilities Cooperative Fin. Corp., 5.10%, due 02/05/02                      5.10           10,000,000
                                                                                                                     --------------
                                                                                                                         31,045,457
                                                                                                                     --------------

14



                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 2001

  PRINCIPAL                                                                                           ANNUALIZED
   AMOUNT                                                                                                YIELD (%)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                LOAN PARTICIPATIONS--3.4%
$ 10,000,000    GMAC Residential Holding Corp., Inc., 5.14% due 05/02/01 (GTY: GMAC)                      5.16      $     9,998,573
  12,000,000    Perseverance Associates LP, 5.44%, due 06/08/01 (GTY: Prudential
                 Ins. Co. of America) (Note B)                                                            5.44           12,000,000

                                                                                                                     --------------
                                                                                                                         21,998,573
                                                                                                                     --------------
                TOTAL CORPORATE OBLIGATIONS--47.0%                                                                      308,287,513
                                                                                                                     --------------


                BANK OBLIGATIONS

                BANK NOTES--11.7%
   7,000,000    Bank of America Corp., 5.47%, due 05/21/01 (Note A)                                       5.47            7,002,762
   1,150,000    Bank of America Corp., 7.00%, due 09/15/01                                                4.56            1,159,514
  13,500,000    Bank of America Corp., 5.00%, due 09/26/01                                                4.97           13,500,000
  10,000,000    Credit Suisse First Boston, 6.35%, due 06/06/01                                           5.48           10,008,066
  10,000,000    First Union National Bank, 4.70%, due 05/01/01 (Note A)                                   4.70           10,000,000
  10,000,000    First Union National Bank, 5.39%, due 05/21/01 (Note A)                                   5.40           10,005,769
   5,000,000    Firstar Bank, N.A., 4.50%, due 04/18/02                                                   4.65            4,992,970
   5,000,000    Fleet National Bank, 4.99%, due 05/21/01 (Note A)                                         5.03            4,999,464
   5,000,000    U.S. Bank, N.A., 5.11%, due 05/16/01 (Note A)                                             5.06            5,000,516
   1,000,000    U.S. Bank, N.A., 6.35%, due 09/28/01                                                      4.69            1,006,291
   9,000,000    Wells Fargo & Co., 5.46%, due 05/21/01 (Note A)                                           5.42            9,006,181
                                                                                                                     --------------
                                                                                                                         76,681,533
                                                                                                                     --------------

                DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT--7.7%
  25,000,000    Commerzbank AG, 5.41%, due 01/16/02                                                       5.07           25,056,415
  25,000,000    Regions Bank (Alabama), 5.18%, due 02/07/02                                               4.82           25,064,548
                                                                                                                     --------------
                                                                                                                         50,120,963
                                                                                                                     --------------

                EURODOLLAR CERTIFICATES OF DEPOSIT--0.8%
   5,000,000    Credit Argicole Indosuez S.A., 7.02%, due 07/09/01                                        5.33            5,013,969
                                                                                                                     --------------

                DOMESTIC BANK SUPPORTED OBLIGATIONS--4.4%
   9,000,000    Banc One Financial Corp., 6.17%, due 05/11/01 (GTY: Bank One Corp.) (Note E)              6.32            8,984,575
   2,000,000    CEGW, Inc. Tax. Notes, Ser. 1999, 5.25%, due 05/01/01 (LOC:  PNC Bank, N.A.) (Note A)     5.18            2,000,000
   5,000,000    COSCO (Cayman) Co. Ltd., 4.87%, due 05/15/01 (LOC: Bank of America, N.A.)                 4.90            4,990,531
   9,000,000    Fresh Advantage, Inc. Tax VRDN Ser. 2001, 4.60%, due 05/03/01
                (LOC:  First Union National Bank) (Note A)                                                4.60            9,000,000
   4,000,000    Yuengling Beer Co., Inc., Ser. 1999A, 5.25%, due 05/01/01 (LOC: PNC Bank, N.A.) (Note A)  5.18            4,000,000
                                                                                                                     --------------
                                                                                                                         28,975,106

                                                                                                                     --------------

                FOREIGN BANK SUPPORTED OBLIGATIONS--18.7%
  10,000,000    Banco Continental de Panama, S.A., 5.00%, due 05/02/01 (LOC: HSBC Bank USA)               5.02            9,998,611
  19,000,000    Banco de Galicia y Buenos Aires, S.A., 5.12%, due 06/25/01
                (LOC: Bayerische Hypo -und Vereinsbank A.G.)                                              5.21           18,851,378

  10,000,000    Banco de la Provincia de Buenos Aires, 5.20%, due 06/11/01 (LOC: Barclays Bank PLC)       5.30            9,940,778
  10,000,000    Banco de la Provincia de Buenos Aires, 4.70%, due 11/08/01 (LOC: Barclays Bank PLC)       4.85            9,750,639
  10,000,000    Banco Rio de la Plata S.A., Ser. A, 4.72%, due 06/21/01
                (LOC: Banco Santander Central Hispano, S.A.)                                              4.78            9,933,133

  19,000,000    BankBoston Latino Americano (Sociedad Unipessoal), S.A., 5.25%, due 05/02/01
                (LOC: HSBC Bank USA)                                                                      5.32           18,997,229

  15,359,000    Holy Cross Health System Corp., Ser. 1996 CP Notes, 5.29%, due 05/10/01
                (LOC:  33.3% Northern Trust Co., 66.7% KBC Bank NV)                                       5.35           15,338,688
  10,237,000    Mt. Sinai Medical Center Realty Corp., 4.93%, due 07/10/01
                (LOC: Landesbank Hessen-Thueringen GZ)                                                    5.01           10,138,867

  15,000,000    Santander Central Hispano Finance (Delaware) Inc., 5.27%, due 06/22/01
                (GTY: Banco Santander Central Hispano, S.A.)                                              5.39           14,885,817
   5,000,000    Santander Central Hispano Finance (Delaware) Inc., 5.17%, due 07/30/01
                (GTY: Banco Santander Central Hispano,S.A.)                                               5.15            4,937,250
                                                                                                                     --------------
                                                                                                                        122,772,390
                                                                                                                     --------------
                TOTAL BANK OBLIGATIONS--43.3%                                                                           283,563,961
                                                                                                                     --------------


                                                                              15



                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 2001

  PRINCIPAL                                                                                           ANNUALIZED
   AMOUNT                                                                                                YIELD (%)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                TAXABLE MUNICIPAL OBLIGATIONS--2.6%
$  6,000,000    City of San Jose Fin. Auth. Tax Lease Rev. Bonds
                (Ice Ctr. of San Jose Refunding & Imp. Proj.)
                Ser. 2000C VRDN, 4.57%, due 05/02/01
                (LIQ: Morgan Guaranty Trust Co.; Insured: MBIA) (Note A)                                  4.57      $     6,000,000

   1,000,000    Jackson County (AL) IDB Tax. VRDN (Beaulieu of America), 5.80%, due 05/02/01
                (LOC: Fortis Bank) (Note A)                                                               5.80            1,000,000
  10,000,000    NY City Hsg. Dev. Corp. (Multi-family Mtg. Rev. Bonds) 2000 Ser. A, 4.57%, due 05/02/01
                (LOC: Fleet Bank, N.A.) (Note A)                                                          4.57           10,000,000
                                                                                                                     --------------
                TOTAL TAXABLE MUNICIPAL OBLIGATIONS--2.6%                                                                17,000,000
                                                                                                                     --------------

                U.S. GOVERNMENT AGENCY OBLIGATION--0.6%
   4,000,000    FNMA Notes (Callable at 100 on 8/21/2001), 5.25%, due 02/21/02                            5.25            4,000,000
                                                                                                                     --------------

                MONEY MARKET FUND--4.7%
  31,000,000    Scudder Money Market Series - Institutional Shares                                        4.85           31,000,000
                                                                                                                     --------------

                REPURCHASE AGREEMENT--1.3%
   8,241,000    ABN Amro Bank, N.V.
                ~dated 04/30/01, due 05/01/01 in the amount of $8,242,060
                ~fully collateralized by U.S. Government securities, coupon 7.00%, maturity 01/01/31,
                  value $8,405,821                                                                        4.63            8,241,000
                                                                                                                     --------------

                TOTAL INVESTMENTS (cost $652,092,474)--99.5%                                                            652,092,474

                OTHER ASSETS AND LIABILITIES, NET--0.5%                                                                   3,336,588
                                                                                                                     --------------

                NET ASSETS--100.0%                                                                                   $  655,429,062
                                                                                                                     ==============

            Please see accompanying notes to financial statements.


                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
               U.S. GOVERNMENT PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 2001
  PRINCIPAL                                                                                           ANNUALIZED
   AMOUNT                                                                                                YIELD (%)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                FEDERAL FARM CREDIT BANK--0.2%
$  1,000,000    Notes, 5.88%, due 07/02/01                                                                5.08       $    1,001,265
                                                                                                                     --------------

                FEDERAL HOME LOAN BANK--24.3%
   1,000,000    Notes, 5.63%, due 06/22/01                                                                5.32            1,000,341
  10,000,000    Notes, 5.50%, due 08/13/01                                                                4.54           10,022,769
   5,000,000    Notes, 5.88%, due 08/15/01                                                                5.10            5,010,681
  25,000,000    Notes, 4.82%, due 08/15/01 (Note A)                                                       4.89           24,995,016
  20,000,000    Notes, 5.18%, due 08/17/01 (Note A)                                                       5.25           19,995,958
   6,050,000    Notes, 5.88%, due 09/17/01                                                                4.63            6,078,264
   1,000,000    Notes, 5.59%, due 09/24/01                                                                4.60            1,003,425
   1,000,000    Notes, 5.56%, due 09/24/01                                                                4.60            1,003,333
  35,000,000    Notes, 4.67%, due 09/28/01 (Note A)                                                       4.72           34,993,001
   3,505,000    Notes, 6.00%, due 11/15/01                                                                4.50            3,531,096
   1,000,000    Notes, 6.05%, due 12/28/01                                                                5.07            1,006,238
   7,000,000    Notes, 6.75%, due 02/01/02                                                                4.85            7,104,079
  10,000,000    Notes, 5.05%, due 02/05/02                                                                4.85           10,010,510
   6,000,000    Notes, 5.44%, due 03/01/02                                                                4.53            6,042,963
   4,300,000    Notes, 4.38%, due 03/28/02                                                                4.56            4,292,610
                                                                                                                     --------------
                                                                                                                        136,090,284

                                                                                                                     --------------

                FEDERAL HOME LOAN MORTGAGE CORP.--1.7%
   6,100,000    Discount Notes, due 08/16/01                                                              4.55            6,018,775
   2,050,000    Notes, 7.90%, due 09/19/01                                                                5.22            2,070,161
   1,250,000    Notes, 7.75%, due 11/07/01                                                                5.15            1,266,033
                                                                                                                     --------------
                                                                                                                          9,354,969
                                                                                                                     --------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION--60.1%
  35,000,000    Mortgage-backed Discount Notes, due 05/01/01                                              6.50           35,000,000
  20,000,000    Mortgage-backed Discount Notes, due 05/01/01                                              5.44           20,000,000
  17,681,000    Mortgage-backed Discount Notes, due 05/01/01                                              5.42           17,681,000
  20,000,000    Mortgage-backed Discount Notes, due 06/01/01                                              5.21           19,911,478
  22,681,000    Mortgage-backed Discount Notes, due 06/01/01                                              5.08           22,583,151
  15,000,000    Mortgage-backed Discount Notes, due 06/01/01                                              4.79           14,938,646
  16,290,100    Mortgage-backed Discount Notes, due 07/02/01                                              4.79           16,157,399
  40,000,000    Mortgage-backed Discount Notes, due 07/02/01                                              4.72           39,678,977
  20,000,000    Mortgage-backed Discount Notes, due 08/01/01                                              5.23           19,739,333
   7,217,500    Mortgage-backed Discount Notes, due 08/01/01                                              4.23            7,140,401
  30,000,000    Mortgage-backed Discount Notes, due 08/01/01                                              4.22           29,679,917
   8,285,000    Mortgage-backed Discount Notes, due 10/02/01                                              4.53            8,127,995
   4,000,000    Notes, 5.52%, due 05/25/01                                                                5.55            3,999,835
   5,000,000    Notes, 6.01%, due 07/17/01                                                                5.36            5,006,259
   3,000,000    Notes, 6.71%, due 07/24/01                                                                4.62            3,013,573
  14,000,000    Notes, due 08/15/01                                                                       5.06           13,795,708
   2,500,000    Notes, 4.63%, due 10/15/01                                                                4.45            2,501,166
   3,000,000    Notes, 6.44%, due 11/21/01                                                                4.54            3,029,366
  16,655,000    Notes, 6.63%, due 01/15/02                                                                4.55           16,884,038
   1,210,000    Notes, 6.38%, due 01/16/02                                                                4.51            1,224,892
  10,000,000    Notes, 5.25%, due 02/21/02                                                                5.25           10,000,000
   2,000,000    Notes, 6.49%, due 03/19/02                                                                4.54            2,033,066
  25,000,000    Notes, 4.49%, due 03/21/02 (Note A)                                                       4.50           25,000,000
                                                                                                                     --------------
                                                                                                                        337,126,200
                                                                                                                     --------------

                STUDENT LOAN MARKETING ASSOCIATION--9.8%
  29,945,000    Notes, 4.24%, due 07/25/01 (Note A)                                                       4.13           29,948,270
  25,000,000    Notes, 4.16%, due 12/14/01 (Note A)                                                       4.10           25,000,000
                                                                                                                     --------------
                                                                                                                         54,948,270
                                                                                                                     --------------

                                                                              17



                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
               U.S. GOVERNMENT PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 2001
  PRINCIPAL                                                                                           ANNUALIZED
   AMOUNT                                                                                                YIELD (%)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                U.S. GOVERNMENT AGENCY/AGENCY GUARANTEED SHIP BUILDING NOTES--4.4%
$ 25,000,000    American Classic Voyages (Project America, Ship I, Inc.)
                 U.S. Government Guaranteed Ship
                Financing Notes, Ser. A 2001, 4.24%, due 10/31/01 (Note A)                                4.24       $   25,000,000
                                                                                                                     --------------


                REPURCHASE AGREEMENTS--5.6%
   1,444,000    ABN Amro Bank, N.V.
                ~dated 04/30/01, due 05/01/01 in the amount of $1,444,186
                ~fully collateralized by $1,552,634 U.S. Government securities, coupon 7.00%,
                maturity 01/01/31,  value $1,472,880                                                      4.63            1,444,000
  30,000,000    Morgan Stanley

                ~dated 01/18/01, due 05/18/01 in the amount of $30,549,000
                ~fully collateralized by $36,772,766 U.S. Government securities, coupon range 5.00% to 7.00%,
                 maturity range 12/01/13 to 10/01/30, value $30,610,418 (Note B)                          5.49           30,000,000
                                                                                                                     --------------
                                                                                                                         31,444,000

                                                                                                                     --------------

                TOTAL INVESTMENTS (cost $594,964,988)--106.1%                                                           594,964,988

                LIABILITIES IN EXCESS OF OTHER ASSETS, NET--(6.1%)                                                      (34,243,752)
                                                                                                                     --------------
                NET ASSETS--100.0%                                                                                   $  560,721,236
                                                                                                                     ==============

            Please see accompanying notes to financial statements.


                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                  MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 2001
  PRINCIPAL                                                                                           ANNUALIZED
   AMOUNT                                                                                                YIELD (%)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                MUNICIPAL OBLIGATIONS:

                ARKANSAS--3.7%

$  1,200,000    Arkansas DFA Rev. Bonds (Conestoga Wood Proj.) VRDN, 4.45%
                (LOC: First Union National Bank) (Note C)                                                 4.45       $    1,200,000
                                                                                                                     --------------

                CALIFORNIA--0.9%

     300,000    California School Cash Reserve Prog. Auth., Ser. A, 5.25%, due 07/03/01                   4.27              300,486
                                                                                                                     --------------

                COLORADO--0.6%

     200,000    Denver City & County GO Bonds, 6.38%, due 08/01/01 prerefunded @ 101 (Note D)             3.45              203,414
                                                                                                                     --------------

                DISTRICT OF COLUMBIA--4.6%
     110,000    GO Bonds, 4.55%, due 06/01/01 (Insured: AMBAC)                                            3.55              110,000
   1,400,000    HFA Rev. Bonds, Ser. D VRDN, 4.20% (LIQ: Lehman Brothers, Inc.) (Notes C, E)              4.20            1,400,000
                                                                                                                     --------------
                                                                                                                          1,510,000
                                                                                                                     --------------

                FLORIDA--3.3%

     300,000    Halifax Hosp. Med. Ctr. GO TANS, 3.75%, due 03/15/02                                      3.30              301,138
     780,000    Sunshine St. Governmental Fin. Comm. Rev. Bonds, Ser. A, 3.20%, due 06/11/01
                (SBPA: Bank of Nova Scotia)                                                               3.20              780,000
                                                                                                                     --------------
                                                                                                                          1,081,138
                                                                                                                     --------------

                GEORGIA--1.9%

     620,000    Dekalb Cty. Hsg. Auth. Rev. Bonds SFM, Ser.1997A VRDN, 4.50%
                (LIQ: Bank of New York) (Note C)                                                          4.50              620,000

                                                                                                                     --------------

                ILLINOIS--8.8%

   1,000,000    DFA (Illinois Power Co. Proj.) VRDN, 4.40% (LOC: First National Bank Chicago)
                (Note C)                                                                                  4.40            1,000,000
     700,000    DFA (Kindlon Partners Proj.) VRDN, 4.42% (LOC: LaSalle National Bank) (Note C)            4.42              700,000
     400,000    Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) VRDN, 4.40%
                (LOC: Morgan Guaranty Trust) (Note C)                                                     4.40              400,000
     800,000    Will Cty. Facs. Rev. Bonds (Amoco Chem. Co. Proj.) Ser. 2000 VRDN, 4.40% (Note C)         4.40              800,000
                                                                                                                     --------------
                                                                                                                          2,900,000

                                                                                                                     --------------

                INDIANA--3.7%

     200,000    Fort Wayne Hosp. Auth. Rev. Bonds (Parkview Health Sys.)
                4.50%, due 11/15/01 (Insured: MBIA)                                                       3.50              201,058

   1,000,000    DFA Rev. Bonds (Pureair on Lake Proj.) Ser. A, 3.25%, due 06/08/01
                (LOC: Landesbank Hessen-Thueringen GZ)                                                    3.25            1,000,000
                                                                                                                     --------------
                                                                                                                          1,201,058
                                                                                                                     --------------

                KENTUCKY--4.3%

     400,000    Mayfield (Kentucky League of Cities Pooled Lease Fin. Prog.) Ser. 1996 VRDN, 4.10% (LOC: PNC Bank)
                (Note C)                                                                                  4.10              400,000
   1,000,000    Mayfield IDR (Seaboard Farms of KY Inc. Proj.) VRDN, 4.40% (LOC: SunTrust Bank) (Note C)  4.40            1,000,000
                                                                                                                     --------------
                                                                                                                          1,400,000
                                                                                                                     --------------

                LOUISIANA--4.0%

   1,300,000    Calcasieu Parish Pub. Trust Auth. Rev. Bonds  (WPT Corp. Proj.) Ser. 1997 VRDN, 4.35%
                (LOC: Morgan Guaranty) (Note C)                                                           4.35            1,300,000
                                                                                                                     --------------

                MARYLAND--6.7%

   1,200,000    Anne Arundel Cty. PCR(Baltimore Gas & Electric Proj.) Ser. 1988, 3.25%, due 06/19/01
                (SBPA: Bank of New York, Chemical)                                                        4.20            1,200,000
   1,000,000    Energy Fin. Administration Rev. Bonds (Cimenteries Proj.) Ser. 2000 VRDN, 4.55%
                (LOC: Deutsche Bank AG) (Note C)                                                          4.55            1,000,000
                                                                                                                     --------------
                                                                                                                          2,200,000
                                                                                                                     --------------

                                                                              19



                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                  MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 2001
  PRINCIPAL                                                                                           ANNUALIZED
   AMOUNT                                                                                                YIELD (%)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS--1.2%

$    400,000    Massachusetts IDA Rev. Bonds (October Co. Inc. Proj.) VRDN, 4.20%
                (LOC: Bank of Boston) (Note C)                                                            4.20       $      400,000
                                                                                                                     --------------

                MINNESOTA--0.6%

     200,000    Deer River ISD GO Notes, 4.40%, due 09/28/01                                              4.30              200,000
                                                                                                                     --------------

                NEVADA--3.3%

     900,000    Henderson Cty. Pub. Imp. Trust  Rev. Bonds
                (Berry Plastics Corp.Proj.) Ser. 1991 VRDN, 4.42%
                (LOC: Nationsbank) (Note C)                                                               4.42              900,000
     170,000    Washoe Cty. SD GO Bonds, 4.25%, due 06/01/01 (Insured: FGIC)                              3.50              170,099
                                                                                                                     --------------
                                                                                                                          1,070,099
                                                                                                                     --------------

                NEW HAMPSHIRE--3.1%
   1,025,000    New Hampshire Business Fin. Auth. Rev. Bonds
                (Foundation for Seacoast Health) Ser. A VRDN, 4.25%
                (LOC: Fleet Bank, N.A.) (Note C)                                                          4.25            1,025,000
                                                                                                                     --------------

                OKLAHOMA--7.9%

     140,000    Claremore Public Works Auth. Rev. Bonds, 5.50%, due 06/01/01 (Insured: FSA)               4.90              140,069
     420,000    Rogers Cty. Criminal Justice Rev. Bonds, 3.95%, due 01/01/02 (Insured: MBIA)              3.90              420,126
     500,000    Tulsa Parking Auth. Rev. Bonds (Williams Center Proj.) Ser. A, 4.45%, put 05/15/01
                (LOC: Bank of America, N.A.)                                                              4.45              500,000
   1,400,000    Water Resources Board, State Loan Prog. Rev. Bonds, Ser. 1999, 3.45%, put 09/1/01
                (SBPA: Bayerische Landesbank GZ)                                                          3.45            1,400,000
     135,000    Woodward Muni Auth. Sales Rev. Bonds, 5.10%, due 11/01/01 (Insured: FSA)                  3.50              136,054
                                                                                                                     --------------
                                                                                                                          2,596,249
                                                                                                                     --------------

                OREGON--0.6%

     200,000    Hsg. & Comm. Serv. Rev. Bonds, Ser. O, 4.18%, due 06/01/01                                3.50              200,043
                                                                                                                     --------------

                PENNSYLVANIA--2.1%

     700,000    Montgomery Cty. IDA Rev. Bonds (Peco Energy) 3.15%, due 06/07/01 (LOC: Bank One, N.A.)    3.30              700,000
                                                                                                                     --------------

                SOUTH CAROLINA--2.4%
     200,000    Berkeley Cty. IDB (Amoco Chemical Proj.) Ser. 1997 VRDN, 4.55% (Note C)                   4.55              200,000
     400,000    Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.) Ser. 97 VRDN, 4.55%
                (LOC: Union Bank of Switzerland) (Note C)                                                 4.55              400,000
     200,000    Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.) Ser. 98 VRDN, 4.55%
                (LOC: Deutsche Bank) (Note C)                                                             4.55              200,000
                                                                                                                     --------------
                                                                                                                            800,000
                                                                                                                     --------------

                SOUTH DAKOTA--4.5%
   1,270,000    Sioux Falls Rev. Bonds (Evangelical Lutheran Proj.) VRDN, 4.35%
                (SBPA: Norwest Corp.) (Note C)                                                            4.35            1,270,000

     200,000    South Dakota Hsg. Dev. Auth. Rev. Bonds
                (Homeownership Mortgage Bds.) Ser. B, 3.25%, due 04/03/02                                 3.25              200,000

                                                                                                                     --------------
                                                                                                                          1,470,000
                                                                                                                     --------------

                TENNESSEE--4.3%

   1,400,000    Metropolitan Government Davidson Cty. GOBonds
                (ABN-AMRO Munitops) Ser. 1999-1 VRDN, 4.42%
                (LIQ: ABN-AMRO Bank N.V.) (Notes C, E)                                                    4.42            1,400,000
                                                                                                                     --------------

                TEXAS--9.2%

     850,000    Gulf Coast Waste Disposal Auth. Solid Waste  Rev. Bonds (Citgo Petroleum Corp. Proj.)
                Ser. 1995 VRDN, 4.55%, (LOC: Nationsbank)  (Note C)                                       4.55              850,000
     170,000    McMullen ISD GO Bonds, 5.60%, due 02/15/02                                                3.55              172,679
     400,000    Richardson ISD GO Bonds, Ser. A VRDN, 4.30% (LIQ: UBS AG) (Note C)                        4.30              400,000
     195,000    Southlake Water & Sewer GO Bonds, 4.75%, due 02/15/02 (Insured: AMBAC)                    3.40              197,020

20



                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                  MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                 April 30, 2001
  PRINCIPAL                                                                                           ANNUALIZED
   AMOUNT                                                                                                YIELD (%)          VALUE
-----------------------------------------------------------------------------------------------------------------------------------

$    400,000    Texas Dept. of Hsg. & Comm. Affairs, Ser. A, 3.50%, due 07/06/01
                (GTY: Bayerische Landesbank GZ)                                                           3.50 $            400,000
   1,000,000    Trinity River Auth. (Texas Util. Elec. Co. Proj.) Ser. 2000 VRDN, 4.35%
                (LOC: Commerzbank AG) (Note C)                                                            4.35            1,000,000
                                                                                                                     --------------
                                                                                                                          3,019,699
                                                                                                                     --------------

                VARIOUS STATES--4.1%
     814,375    Pitney Bowes Credit Corp. Leasetops Muni Trust Ser. 1998-2 VRDN, 4.65%
                (LIQ: Pitney Bowes Credit Corp.) (Notes C, E)                                             4.65              814,375
     523,861    Pitney Bowes Credit Corp. Leasetops Muni Trust Ser. 1999-2 VRDN, 4.70%
                (LIQ: Pitney Bowes Credit Corp.) (Notes C, E)                                             4.70              523,861
                                                                                                                     --------------
                                                                                                                          1,338,236
                                                                                                                     --------------

                VIRGINIA--8.8%

   1,100,000    King George Cty. IDA Rev. Bonds (Birchwood Power Proj.) Ser. 1995 VRDN, 4.55%
                (LOC: Credit Suisse First Boston) (Note C)                                                4.55            1,100,000
     400,000    King George Cty. IDA Rev. Bonds (Birchwood Power Proj.) Ser. 1997 VRDN, 4.55%
                (LOC: Credit Suisse First Boston) (Note C)                                                4.55              400,000
   1,400,000    Norfolk IDA Rev. Notes (Sentara Health Sys. Group) 3.20%, due 06/06/01
                (LIQ: Wachovia Bank)                                                                      3.20            1,400,000
                                                                                                                     --------------
                                                                                                                          2,900,000
                                                                                                                     --------------

                WASHINGTON--3.7%

   1,000,000    Port of Seattle Rev. Bonds, Ser. 1997 VRDN, 4.15%
                (LOC: Canadian Imperial Bank of Commerce)  (Note C)                                       4.15            1,000,000
     200,000    Washington Motor Vehicle Fuel Tax GO Bonds, Ser. B, 6.00%, due 06/01/01                   4.60              200,224
                                                                                                                     --------------
                                                                                                                          1,200,224
                                                                                                                     --------------

                WISCONSIN--0.8%

     250,000    Little Chute GO Bonds, 4.00%, due 03/01/02 (Insured: FSA)                                 3.60              250,809
                                                                                                                     --------------

                TOTAL MUNICIPAL OBLIGATIONS (COST $32,486,455)--99.1%                                                    32,486,455

                OTHER ASSETS AND LIABILITIES, NET--0.9%                                                                     294,127
                                                                                                                     --------------

                NET ASSETS--100.00%                                                                                  $   32,780,582
                                                                                                                     ==============

            Please see accompanying notes to financial statements.

                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.

                        NOTES TO SCHEDULE OF INVESTMENTS

                                 April 30, 2001

(A) Variable rate note securities. The rates shown are the current rates on April 30, 2001. Dates shown represent the next interest reset date.

(B) This obligation was acquired for investment, not with intent to distribute or sell. It is restricted as to public resale. These obligations were acquired at a cost of par. On April 30, 2001, the value of these securities amounted to $47,000,000 representing 7.2% of net assets of the Money Market Portfolio and $30,000,000, representing 5.3% of net assets of the U.S. Government Portfolio.

(C) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(D) Bonds which are prerefunded or escrowed to maturity are collateralized by U.S. Government Securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(E) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2001, these securities amounted to $96,582,403, or 14.7% of net assets of the Money Market Portfolio and $4,138,236, or 12.6% of net assets of the Municipal Portfolio.

                          DESCRIPTION OF ABBREVIATIONS


AMBAC     American Municipal Bond Assurance Corporation
CP        Commercial Paper
DFA       Developmental Finance Authority
FGIC      Financial Guaranty Insurance Company
FNMA      Federal National Mortgage Association
FSA       Financial Security Assurance Inc.
GMAC      General Motors Acceptance Corp.
GO        General Obligation
GTY       Guarantee
HFA       Housing Finance Authority
IDA       Industrial Development Authority
IDB       Industrial Development Bond
IDR       Industrial Development Revenue Bond
ISD       Independent School District
LIQ       Liquidity Agreement
LLC       Limited Liability Corporation
LOC       Letter of Credit

MBIA      Municipal Bond Investors Assurance Insurance Corporation
PCR       Pollution Control Revenue Bond
SBPA      Standby Bond Purchase Agreement
SD        School District
SFM       Single Family Mortgages
TANS      Tax Anticipation Notes
VRDN      Variable Rate Demand Note


This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

               Report of Ernst & Young LLP, Independent Auditors

Shareholders and Board of Directors
National Investors Cash Management Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of National Investors Cash Management Fund, Inc. (comprising, respectively, the Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio) as of April 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial high-lights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2001 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting National Investors Cash Management Fund, Inc. at April 30, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young

New York, New York
June 4, 2001

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